RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended		45 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
Due to related parties	$ 37,522	$ 27,113	$ 37,522
Repayment of related party debt	48,040	5,663	53,703
Forgiveness of debt		3,785
Other payable - related parties	2,333	0	2,333
Professional fees [Member] | Former Director [Member]
Related party transactions, amount of transactions		600
General expenses and professional fees [Member] | Majority Shareholder [Member]
Related party transactions, amount of transactions	$ 58,449	$ 27,113